Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000240570
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets ex-China Fund
Class Name	Institutional Shares
Trading Symbol	MAECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	2.74%	20.28%	14.82%
MSCI Emerging Markets ex-China Index...
	5.88	27.19	16.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 58,236,315
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	38.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Taiwan...
23.8%
India...
18.9
South Korea...
10.5
Brazil...
10.0
Mexico...
5.9
Indonesia...
4.0
Philippines...
2.3
United Arab Emirates...
2.3
United States...
2.3
Poland...
1.9
OtherFootnote Reference(a)...
13.0
Short-Term Securities...
4.8
Other Assets Less Liabilities...
0.3
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000240569
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets ex-China Fund
Class Name	Investor A Shares
Trading Symbol	MXCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$57	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	2.57%	19.89%	14.52%
Investor A Shares (with sales charge)...
	(2.81)	13.60	10.70
MSCI Emerging Markets ex-China Index...
	5.88	27.19	16.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 58,236,315
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	38.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Taiwan...
23.8%
India...
18.9
South Korea...
10.5
Brazil...
10.0
Mexico...
5.9
Indonesia...
4.0
Philippines...
2.3
United Arab Emirates...
2.3
United States...
2.3
Poland...
1.9
OtherFootnote Reference(a)...
13.0
Short-Term Securities...
4.8
Other Assets Less Liabilities...
0.3
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000240571
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets ex-China Fund
Class Name	Class K Shares
Trading Symbol	MKECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$41	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	2.75%	20.21%	14.85%
MSCI Emerging Markets ex-China Index...
	5.88	27.19	16.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 58,236,315
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	38.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Taiwan...
23.8%
India...
18.9
South Korea...
10.5
Brazil...
10.0
Mexico...
5.9
Indonesia...
4.0
Philippines...
2.3
United Arab Emirates...
2.3
United States...
2.3
Poland...
1.9
OtherFootnote Reference(a)...
13.0
Short-Term Securities...
4.8
Other Assets Less Liabilities...
0.3
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220890
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Emerging Markets Equity Fund
Class Name	Institutional Shares
Trading Symbol	BLZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	8.46%	22.49%	1.75%
MSCI Emerging Markets Index...
	8.59	25.32	2.77

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 11,245,616
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	89.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
27.5%
Taiwan...
20.0
India...
16.9
South Korea...
10.6
Brazil...
5.7
Malaysia...
3.0
Mexico...
2.9
Saudi Arabia...
2.8
Thailand...
1.5
South Africa...
1.4
OtherFootnote Reference(a)...
5.9
Short-Term Securities...
2.8
Liabilities in Excess of Other Assets...
(1.0)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220892
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Emerging Markets Equity Fund
Class Name	Investor A Shares
Trading Symbol	BLZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$58	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	8.37%	22.33%	1.50%
Investor A Shares (with sales charge)...
	2.69	15.91	0.21
MSCI Emerging Markets Index...
	8.59	25.32	2.77

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 11,245,616
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	89.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
27.5%
Taiwan...
20.0
India...
16.9
South Korea...
10.6
Brazil...
5.7
Malaysia...
3.0
Mexico...
2.9
Saudi Arabia...
2.8
Thailand...
1.5
South Africa...
1.4
OtherFootnote Reference(a)...
5.9
Short-Term Securities...
2.8
Liabilities in Excess of Other Assets...
(1.0)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220891
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Emerging Markets Equity Fund
Class Name	Class K Shares
Trading Symbol	BLZKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$43	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	8.48%	22.54%	1.79%
MSCI Emerging Markets Index...
	8.59	25.32	2.77

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 11,245,616
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	89.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
27.5%
Taiwan...
20.0
India...
16.9
South Korea...
10.6
Brazil...
5.7
Malaysia...
3.0
Mexico...
2.9
Saudi Arabia...
2.8
Thailand...
1.5
South Africa...
1.4
OtherFootnote Reference(a)...
5.9
Short-Term Securities...
2.8
Liabilities in Excess of Other Assets...
(1.0)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000242837
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Global Equity Fund
Class Name	Institutional Shares
Trading Symbol	MDSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage Global Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$38	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	11.96%	35.44%	20.34%
MSCI All Country World Index...
	10.87	32.79	18.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 12,532,202
Holdings Count | Holding	504
InvestmentCompanyPortfolioTurnover	50.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United States...
67.0%
Japan...
5.1
China...
4.0
Switzerland...
3.2
United Kingdom...
1.9
Brazil...
1.8
France...
1.8
India...
1.8
Spain...
1.5
Canada...
1.3
OtherFootnote Reference(a)...
10.3
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.8)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000242836
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Global Equity Fund
Class Name	Investor A Shares
Trading Symbol	MASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage Global Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$51	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	11.80%	35.14%	20.05%
Investor A Shares (with sales charge)...
	5.93	28.04	15.38
MSCI All Country World Index...
	10.87	32.79	18.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 12,532,202
Holdings Count | Holding	504
InvestmentCompanyPortfolioTurnover	50.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United States...
67.0%
Japan...
5.1
China...
4.0
Switzerland...
3.2
United Kingdom...
1.9
Brazil...
1.8
France...
1.8
India...
1.8
Spain...
1.5
Canada...
1.3
OtherFootnote Reference(a)...
10.3
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.8)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000242835
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Global Equity Fund
Class Name	Class K Shares
Trading Symbol	MKSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage Global Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$35	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	11.97%	35.49%	20.37%
MSCI All Country World Index...
	10.87	32.79	18.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 12,532,202
Holdings Count | Holding	504
InvestmentCompanyPortfolioTurnover	50.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United States...
67.0%
Japan...
5.1
China...
4.0
Switzerland...
3.2
United Kingdom...
1.9
Brazil...
1.8
France...
1.8
India...
1.8
Spain...
1.5
Canada...
1.3
OtherFootnote Reference(a)...
10.3
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.8)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220887
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage International Equity Fund
Class Name	Institutional Shares
Trading Symbol	BRZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage International Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	5.05%	23.61%	8.83%
MSCI EAFE Index...
	3.66	22.97	7.63

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 12,400,646
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	47.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.4%
United Kingdom...
11.1
Germany...
9.0
France...
8.5
United States...
8.2
Switzerland...
6.9
Australia...
6.5
Netherlands...
4.3
Denmark...
3.2
Spain...
3.1
OtherFootnote Reference(a)...
14.3
Short-Term Securities...
6.0
Liabilities in Excess of Other Assets...
(3.5)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220889
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage International Equity Fund
Class Name	Investor A Shares
Trading Symbol	BRZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage International Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	4.90%	23.23%	8.56%
Investor A Shares (with sales charge)...
	(0.61)	16.76	7.18
MSCI EAFE Index...
	3.66	22.97	7.63

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 12,400,646
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	47.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.4%
United Kingdom...
11.1
Germany...
9.0
France...
8.5
United States...
8.2
Switzerland...
6.9
Australia...
6.5
Netherlands...
4.3
Denmark...
3.2
Spain...
3.1
OtherFootnote Reference(a)...
14.3
Short-Term Securities...
6.0
Liabilities in Excess of Other Assets...
(3.5)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000220888
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage International Equity Fund
Class Name	Class K Shares
Trading Symbol	BRZKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Advantage International Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	5.06%	23.67%	8.89%
MSCI EAFE Index...
	3.66	22.97	7.63

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 12,400,646
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	47.00%
Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.4%
United Kingdom...
11.1
Germany...
9.0
France...
8.5
United States...
8.2
Switzerland...
6.9
Australia...
6.5
Netherlands...
4.3
Denmark...
3.2
Spain...
3.1
OtherFootnote Reference(a)...
14.3
Short-Term Securities...
6.0
Liabilities in Excess of Other Assets...
(3.5)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000004878
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	PBAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	1.41%	6.74%	4.90%	3.93%
MSCI All Country World Index...
	10.87	32.79	11.08	9.06
Bloomberg 1-3 Year Treasury Bond Index...
	3.60	5.78	1.29	1.32
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.66	5.39	2.36	1.69
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	5.39	12.11	3.95	3.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,170,192,223
Holdings Count | Holding	1,069
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,170,192,223
Number of Portfolio Holdings...
1,069
Portfolio Turnover Rate...
43%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.4%
Microsoft Corp...
3.2
NVIDIA Corp...
3.2
Amazon.com, Inc...
2.1
Meta Platforms, Inc., Class A...
1.4
Alphabet, Inc., Class A...
1.3
Walmart, Inc...
1.0
Alphabet, Inc., Class C...
1.0
Costco Wholesale Corp...
0.9
Berkshire Hathaway, Inc., Class B...
0.8

Asset Type	Percent of Net Assets
Common Stocks...
68.0%
Warrants...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
19.7
Other Assets Less Liabilities...
12.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

C000004879
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Service Shares
Trading Symbol	PCBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$53	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Service Shares ...
	1.35%	6.48%	4.63%	3.65%
MSCI All Country World Index...
	10.87	32.79	11.08	9.06
Bloomberg 1-3 Year Treasury Bond Index...
	3.60	5.78	1.29	1.32
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.66	5.39	2.36	1.69
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	5.39	12.11	3.95	3.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,170,192,223
Holdings Count | Holding	1,069
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,170,192,223
Number of Portfolio Holdings...
1,069
Portfolio Turnover Rate...
43%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.4%
Microsoft Corp...
3.2
NVIDIA Corp...
3.2
Amazon.com, Inc...
2.1
Meta Platforms, Inc., Class A...
1.4
Alphabet, Inc., Class A...
1.3
Walmart, Inc...
1.0
Alphabet, Inc., Class C...
1.0
Costco Wholesale Corp...
0.9
Berkshire Hathaway, Inc., Class B...
0.8

Asset Type	Percent of Net Assets
Common Stocks...
68.0%
Warrants...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
19.7
Other Assets Less Liabilities...
12.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

C000004880
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	PCBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$53	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	1.29%	6.39%	4.61%	3.62%
Investor A Shares (with sales charge)...
	(4.03)	0.80	3.48	3.07
MSCI All Country World Index...
	10.87	32.79	11.08	9.06
Bloomberg 1-3 Year Treasury Bond Index...
	3.60	5.78	1.29	1.32
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.66	5.39	2.36	1.69
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	5.39	12.11	3.95	3.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,170,192,223
Holdings Count | Holding	1,069
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,170,192,223
Number of Portfolio Holdings...
1,069
Portfolio Turnover Rate...
43%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.4%
Microsoft Corp...
3.2
NVIDIA Corp...
3.2
Amazon.com, Inc...
2.1
Meta Platforms, Inc., Class A...
1.4
Alphabet, Inc., Class A...
1.3
Walmart, Inc...
1.0
Alphabet, Inc., Class C...
1.0
Costco Wholesale Corp...
0.9
Berkshire Hathaway, Inc., Class B...
0.8

Asset Type	Percent of Net Assets
Common Stocks...
68.0%
Warrants...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
19.7
Other Assets Less Liabilities...
12.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

C000004882
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	BRBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$89	1.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.76%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	0.97%	5.70%	3.85%	3.04%
Investor C Shares (with sales charge)...
	(0.03)	4.71	3.85	3.04
MSCI All Country World Index...
	10.87	32.79	11.08	9.06
Bloomberg 1-3 Year Treasury Bond Index...
	3.60	5.78	1.29	1.32
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.66	5.39	2.36	1.69
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	5.39	12.11	3.95	3.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,170,192,223
Holdings Count | Holding	1,069
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,170,192,223
Number of Portfolio Holdings...
1,069
Portfolio Turnover Rate...
43%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.4%
Microsoft Corp...
3.2
NVIDIA Corp...
3.2
Amazon.com, Inc...
2.1
Meta Platforms, Inc., Class A...
1.4
Alphabet, Inc., Class A...
1.3
Walmart, Inc...
1.0
Alphabet, Inc., Class C...
1.0
Costco Wholesale Corp...
0.9
Berkshire Hathaway, Inc., Class B...
0.8

Asset Type	Percent of Net Assets
Common Stocks...
68.0%
Warrants...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
19.7
Other Assets Less Liabilities...
12.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

C000173964
Shareholder Report [Line Items]
Fund Name	BlackRock Tactical Opportunities Fund
Class Name	Class K Shares
Trading Symbol	PBAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$32	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	1.48%	6.83%	5.04%	3.97%
MSCI All Country World Index...
	10.87	32.79	11.08	9.06
Bloomberg 1-3 Year Treasury Bond Index...
	3.60	5.78	1.29	1.32
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.66	5.39	2.36	1.69
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	5.39	12.11	3.95	3.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,170,192,223
Holdings Count | Holding	1,069
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,170,192,223
Number of Portfolio Holdings...
1,069
Portfolio Turnover Rate...
43%

Holdings [Text Block]

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.4%
Microsoft Corp...
3.2
NVIDIA Corp...
3.2
Amazon.com, Inc...
2.1
Meta Platforms, Inc., Class A...
1.4
Alphabet, Inc., Class A...
1.3
Walmart, Inc...
1.0
Alphabet, Inc., Class C...
1.0
Costco Wholesale Corp...
0.9
Berkshire Hathaway, Inc., Class B...
0.8

Asset Type	Percent of Net Assets
Common Stocks...
68.0%
Warrants...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
19.7
Other Assets Less Liabilities...
12.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.